Organization, History and Business	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Organization, History and Business [Abstract]
Organization, History and Business
1.	Organization, History and Business

SITO Mobile, Ltd. (“the Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc. On May 12, 2008, the Company changed its name to Single Touch Systems, Inc. and on September 26, 2014, it changed its name to SITO Mobile, Ltd.

The Company provides a mobile engagement platform that enables brands to increase awareness, loyalty, and ultimately sales.

1. Organization, History and Business

SITO Mobile, Ltd. (“the Company”) was incorporated in Delaware on May 31, 2000, under its original name, Hosting Site Network, Inc.  On May 12, 2008, the Company changed its name to Single Touch Systems, Inc. and on September 26, 2014, it changed its name to SITO Mobile, Ltd.

The Company is a technology based mobile solutions provider serving businesses, advertisers and brands. Through patented technologies and a modular, adaptable platform, the Company’s multi-channel messaging gateway enables marketers to reach consumers on all types of connected devices, with information that engages interest, drives transactions and strengthens relationships and loyalty.